Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (238,118,837)	$ (12,685,321)	$ (13,257,849)
Adjustments to reconcile net loss to net cash used in operating activities:
Bitcoin mining income	(20,064,258)
Bitcoin mining cost paid by crypto asset	17,927,259
Changes in fair value of receivable for bitcoin collateral	2,931,287
Share-based compensation expense	36,723,969		6,122,348
Depreciation and amortization	10,849,308	5,047,672	6,083,094
Amortization of operating lease right-of-use assets	1,117,086	626,087	451,018
Provision for credit losses	1,607,934		109,436
Loss on disposal of intangible assets	189,984	117,424	129,561
Interest expense paid by crypto asset	306,776
Loss on disposal of subsidiaries	1,911,840
Impairment of goodwill	122,519,218
Impairment of intangible assets	64,406,302
Change in fair value of contingent considerations		(394,401)
Change in fair value of short-term investments	(212,851)	4,393
Waiver of payable related to league tournaments rights	(913,993)	(856,965)
Share of loss in equity method investment	326,434	56,285	85,942
Deferred tax benefit	(14,829,357)	(2,495,899)	(1,382,822)
Changes in operating assets and liabilities:
Accounts receivable	(7,897,293)	(10,818,047)	(3,286,086)
Advance to suppliers	(2,582,391)	76,974	14,596
Amount due from related parties	404,276	(111,129)	(80,548)
Amount due to related parties	(181,857)	45,091	(1,046,317)
Other non-current assets	417,390	(410,998)
Prepaid expenses and other current assets	(1,141,032)	743,436	(1,115,558)
Operating lease liabilities	(899,443)	(671,631)	(554,928)
Accounts payable	7,398,697	6,024,970	2,868,156
Deferred revenue	512,864	(167,623)	(310,000)
Accrued expenses and other liabilities	1,735,582	(673,262)	15,968
Other non-current liabilities	(131,017)
Net cash used in operating activities	(15,686,123)	(16,542,944)	(5,153,989)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investments		(3,000,000)
Payments for acquisition of Jinyuanbao		(128,251)
Purchase of property and equipment	(235,255)	(714,009)	(95,923)
Purchase of intangible assets	(998,992)	(1,329,923)	(3,496,596)
Disposal of property and equipment	60,915	233,337
Disposal of intangible asset	1,017,750	1,421,874	4,207,979
Disposal of subsidiaries	(363,367)
Acquisitions of cost method investees	(2,362,872)
Proceeds from sale of crypto asset	1,964,249
Loan to related parties	(33,391)	(63,744)	(201,733)
Loan to former third parties		(2,779,428)
Collection of loan to related parties	33,391	4,586	49,429
Net cash provided by (used in) investing activities	(917,572)	(4,959,223)	2,170,529
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Class A ordinary shares upon the completion of IPO		20,260,243
Contribution from non-controlling shareholders	2,631,182	283,668
Capital refund of non-controlling shareholders		(141,949)
Collection of shareholder investment fund receivable			2,999,845
Proceeds from borrowings	21,234,531	11,673,597	9,485,123
Repayments of borrowings	(13,471,293)	(7,198,718)	(6,397,492)
Loans from related parties			282,507
Repayment of loans from related parties			(3,588,153)
Loan from third parties	2,086,944	2,790,972
Acquisition of non-controlling interests	(261,313)		(564,900)
Payment of deferred offering cost		(4,209,692)	(852,471)
Collection of capital fund from a third party	1,391,296
Net cash provided by financing activities	13,611,347	23,458,121	1,364,459
Effect of exchange rate changes	571,486	8,743	(374,027)
Net (decrease) increase in cash and cash equivalents	(2,420,862)	1,964,697	(1,993,028)
Cash and cash equivalents, beginning of the year	9,559,298	7,594,601	9,587,629
Cash and cash equivalents, end of the year	7,138,436	9,559,298	7,594,601
Income tax paid	(77,456)	(162,380)	(31,799)
Interest paid	(793,114)	(552,671)	(373,415)
SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING NON-CASH ACTIVITIES
Accretion on Preferred Shares to redemption value		(35,930,979)	(43,914,707)
Right-of-use assets obtained in exchange for new lease liabilities	3,110,329	92,554	266,061
Consideration of acquisition of Ninjas in Pyjamas			168,000,000
Consideration of acquisition of Young Will		3,716,139
Net settlement of revenue from tournament participation of esports and payable related to league tournaments rights		1,111,771	1,259,822
Waiver of payable related to league tournaments rights	913,993	856,965
Acquisition of mining machines	20,298,900
Disposal of bitcoin for other crypto assets	156,719
Ninjas in Pyjamas Gaming AB [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of Jinyuanbao			1,707,373
WuhaWuhan YoungWill Network Technology Co Ltd [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of Jinyuanbao		296,139
Shanghai Jinyuanbao Duoduo Entertainment Development Co Ltd [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of Jinyuanbao		$ 1,100,196